Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1	$ 2,766,203	$ 2,806,253
Principal payments received	(31,824)	(68,012)
Unrealized gains included in other comprehensive income	138,344	27,962
Balance at December 31	2,872,723	2,766,203
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at reporting date	$ 0	$ 0